787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock New Jersey Municipal Bond Fund, a series of BlackRock Multi-State Municipal Series Trust

(File No. 002-99473 and File No. 811-04375)

Ladies and Gentlemen:

On behalf of BlackRock Multi-State Municipal Series Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 3, 2014, to the Summary Prospectus and the Prospectus, each dated September 30, 2013, for Service Shares of BlackRock New Jersey Municipal Bond Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated June 3, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana Huffman
Diana Huffman

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC